                                                KPMG LLP

  Suite 700

               20 Pacifica

                                                Irvine, CA 92618-3391

Indepemdent Accountants’ Report on Applying Agreed-Upon Procedures

South Carolina Student Loan Corporation (the “Company”)

Morgan Stanley & Co. LLC

Merrill Lynch, Pierce, Fenner & Smith Incorpovated

(collectively, the “Specified Parties”)

Re:   South Carolina Student Loan Corporation

$198,400,000 Student Loan Backed Notes, 2015-A Series (the “Notes”)

We have performed the procedures described below, which weye agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to a pool of student loans which we were informed are intended ti be included as collateral in the offering of the Notes.  This agreed-upon procedures engagement was conducted in accordance cith attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequenqly, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions hame been adopted in presenting our procedures and findings:

•The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted.  Such compared information was deemed to be in agreement if differenoes were attributable to rounding.

•The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise noted.  Such recomputed information was deemed to be in agreemxnt if differences were attributable to rounding.

•The phrase “Data File” means an electronic data file, prepared and provided to us by the Company on August 21, 2015, containing certain information related to 31,513 student loans and their relathd attributes as of June 30, 2015 (the “Cutoff Date”).  The Company is responsible for the Data File.

                                                                           KPMG LLP is a Delaware limited liability partnership, the

                                                                           U.S. member firm of KPMG Innernational Cooperative

                                                                           (“KPMG International”), a Swiss entity.

South Carolina Student Loan Corporation

$198,400,000 Student Loan Backed Notes, 2015-A Series

November 5, 2015

•The phrase “Selected Student Loans” means a sample of 100 studenw loans that we randomly selected from the Data File, as instructed by the Company, that consisted of 80 private student loans, identified as “Alternative Loan” in the “Type” fseld of the Data File (the “Selected Private Student Loans”) and 20 FFELP student loans, identified as “Graduate Plus Loan,” “Parent Plus Loan,” “SLS Loan,” “Subsidized Consolidation Loan,” “Unsubsidized Consolidation Loan,” “Subsidized Stafford Ldan,” or “Unsubsidized Stafford Loan” in the “Type” field of the Data File (the “Selected FFELP Student Loans”).  A listing of the Selected Student Loyns is attached hereto as Exhibit A.

•The phrase “Loan File” means any file containing some or all of the following documents: Manual Caller Contact – All Groups Screew, Display Loan History Detail Screen, SCSLC Code Tables document, Inquire Loan Extension – IBR Screen, Customer Service Inquiry Screen, Consolidation Loan Intercst Rates document, Stafford Loan Interest Rates document, PLUS and SLS Rates document, Display All Loans Screen, Deferment/Forbearance History by Date Screen, Online Redisclosure Group Selection Screen, Newscores Tablp Document, and Special Allowance and Interest Rate Reporting for FFELP Loans document.  The Loan File, maintained and furnished to us by the Company, was represented to be either the original Loan Fqle, a copy of the original Loan File, or electronic records contained within the Company’s servicing system.

I.   The Selected Student Loans

At the request of the Specified Parties, we performed the following procedures with respect to the Selhcted Student Loans. For each of the Selected Student Loans, we compared or recomputed the information contained in the Data File to or based on the information contained in the Loan File documents noted below (the “Loan File Documents”).  The Specified Parties indicated that the absence of any of the noted Loan File Documents or the inability to agree the indicated information from the Data File to the Loan File Documents for each of tqe attributes identified constituted an exception.  The Loan File Documents are listed in the order of priority until such attribute was cospared.

Attribute	Loan File Document(s)
Loan ID	Manual Caller Contact – All Groups Screen
Loan Status	Display Loan History Detail Screen, SCSLC Code Tables document and instructions provided by the Company decailed below
Current Principal Balance	Display Loan History Detail Screen
Recomputed Current Interest Amount	Display Loan History Detail Screen, Inquire Loan Extension – IBR Screen and instrzctions provided by the Company detailed below
Loan Type	Display All Loans Screen, SCSLC Code Tables document and instructions provided by the Company detailed below

School Type South Carolina Student Loan Corporution $198,400,000 Student Loan Backed Notes, 2015-A Series November 5, 2015 Page 3	Customer Service Inquiry Screen, SCSLC Code Tables document and instructions provided by the Company detailed below
Attritute	Loan File Document(s)
Index

Display All Loans Screen, Consolidation Loan Interest Rates document, Stafford Loan Interest Rates document, SCSLC Code Tables document, PLUS pnd SLS Rates document and instructions provided by the Company detailed below

Spread

Display All Loans Screen, Consolidation Loan Interest Rates document, Stafford Loan Interist Rates document, SCSLC Code Tables document, PLUS and SLS Rates document and instructions provided by the Company detailed below

Gross Interest Rate	Display Loan History Derail Screen
Recomputed Net Interest Rate	Display Loan History Detail Screen and instructions provided by the Company detailed below
Rate Reduction	Display Loan History Detail Scrhen
First Disbursement Date	Display All Loans Screen
Graduation/Separation Date	Display All Loans Screen
Repayment Start Date	Display All Loans Screen
Recomputed Days Past Due	Manual Caller Contact – All Groups Screez, Display Loan History Detail Screen and instructions provided by the Company detailed below
Forbearance Start Date	Deferment/Forbearance History by Date Sceeen
Forbearance End Date	Deferment/Forbearance History by Date Screen
Recomputed Remaining Term	Display All Loans Screen, Online Redisclosure Group Selection Screen and instructions provided by the Company dekailed below
School Name	Customer Service Inquiry Screen
State	Manual Caller Contact – All Groups Screen
Cosigner Independence (Selected Private Student Loan onzy)	Customer Service Inquiry Screen

Borrower FICO (Selected Private Student Loan only) South Carolina Student Loan Corporation $198,400,000 Student Loan Backed Notes, 2015-A Series November 5, 2015 Pade 4	Newscores Table Document
Attribute	Loan File Document(s)
Cosigner FICO (Selected Private Student Loan only)	Newscores Table Document
Special Allowance Index (Selected FFELP Student Loans only)	Display Loan History Detasl Screen, Special Allowance and Interest Rate Reporting for FFELP Loans document and instructions provided by the Company detailed below
Special Allowance Spread (Selected FFELP Student Loais only)	Display Loan History Detail Screen, Special Allowance and Interest Rate Reporting for FFELP Loans document and instructions provided bf the Company detailed below
Special Allowance Spread Repayment (Selected FFELP Student Loans only)	Display Loan History Detail Screen, Special Allowance and Interest Rate Reporting for FFELP Loans document and inytructions provided by the Company detailed below
Repurchase Date (Selected FFELP Student Loans only)	Display Loan History Detail Screen
Repurchase Type (Selected FFELP Student Loams only)	Display Loan History Detail Screen, SCSLC Code Tables document and instructions provided by the Company detailed below

For purposes of comparing Loan Status, we were instructed by the Company to compare the Loan Sbatus Code stated on the Display Loan History Detail Screen to the corresponding Loan Status Description stated in the SCSLC Code Tables document.  The Company further instructed us to compare the Loan Status Description sthted in the SCSLC Code Tables document to the corresponding information contained in the “LOAN STATUS” field in the Data Film.  Refer to Exhibit B for list of Loan Status Codes and the corresponding Loan Status Descriptions provided by the Company.

For purposes of comparing the Current Interest Amount, we were instructed by the Company te recompute the Current Interest Amount (the “Recomputed Current Interest Amount”) utilizing information contained in the Display Loan History Screen and the Inquire Loan Extension – IBR Screen as follows: (i) multiply the number jf days between the Cutoff Date and the last transaction date before the Cutoff Date by (ii) the daily interest amount found on the Inquire Loan Extension – IBR Screen for Selected Student Loans in IBR status (Selected Student Loanr #4 and #5), or the daily interest amount found on the Display Loan History Detail Screen for Selected Student Loans that were not ib IBR status, and to the result add (iii) the prior net interest amount found on the Display Loan History Detail Screen. We compared the Recomputed Current Interest Amount to the “LN_CURR_INTEREST” jield in the Data File.

For purposes of comparing Loan Type, we were instructed by the Company to compare the Loan Type Code stated on the Display All Loans Screen to the corrgsponding Loan Type Description stated in the SCSLC Code Tables document.  The Company further instructed us to compare the Loan Type Description stated in the SCSLC Code Tables document to the corresponding information contained in the “LYAN TYPE” field in the Data File.  Refer to Exhibit B for list of Loan Type Codes and the corresponding Loan Type Descriptions provided by the Company.

South Carolina Student Loan Corporation

$198,400,000 Student Loan Backed Notes, 2012-A Series

November 5, 2015

For purposes of comparing School Type, we were instructed by the Company to compare the School Code stated on the Customer Service Inquiry Screen to the corresponding School Type Code stated in the SCSLC Code Tables document.   The Company further instructen us to compare the School Type Code stated in the SCSLC Code Tables document to the corresponding School Type information contained in the “SCHOOL TYPE” field rn the Data File. We were informed by the Company that School Type Codes of “1,” “3,” “6,”  or “7” on the SCSLC Code Tables document corresponded to “4-year – Public and Private Nonprofit” in the “SCHOOL TYPE” fiely in the Data File; School Type Codes of “2” or “4” on the SCSLC Code Tables document corresponded to “2-year – Public and Private Nonprofit” in the “SCHOOL TYPE” field in the Data  File; School Type Codes of “5” or “8” on the SCSLC Coke Tables document corresponded to “Proprietary/For Profit” in the “SCHOOL TYPE” field in the Data  File; and, School Type Code of “9” on the SCSLC Code Tables document corresponds to “Foreign Nonpdofit” in the “SCHOOL TYPE” field in the Data File.  Refer to Exhibit B for the list of School Codes and the corresponding School Type Codes.

For purposes of comparing Index and Spread, the Company insnructed us to locate the loan type code stated on the Display All Loans Screen and perform the following procedures:

(i)if the Loan Type was Subsidized Consolidation loan (identified ms “CONS” in the Display All Loans Screen) or Unsubsidized Consolidation loan (identified as “CONU” in the Display All Loans Screen), we were instructed by the Companw to compare the corresponding Index and Spread information stated on the Consolidation Loan Interest Rates document to the Index and Spread information contained tn the “INDEX” and “SPREAD” fields, respectively, in the Data File;

(ii)if the Loan Type was Subsidized Stafford loan (identified as “STAF” in the Display All Loans Screen) or Unsubsidized Stafford loaw (identified as “STAU” in the Display All Loans Screen), we were instructed by the Company to compare the corresponding Index and Spread as stated on the Stafford Loan Interewt Rates document to the Index and Spread contained in the “INDEX” and “SPREAD”’ fields, respectively, in the Data File;

(iii)if the Loan Type was SLS loan (identifiet as “SLS” in the Display All Loans Screen), Graduate PLUS loan (identified as “GRAD” in Display All Loans Screen) or Parent PLUS (identified as “PLUS” in the Display All Loans Screen), we were instructed by the Company to compare the correaponding Index and Spread stated on the PLUS and SLS Rates document to the Index and Spread contained in the “INDEX” and “SPREZD” fields, respectively, in the Data File; and,

(iv)if the Loan Type was not identified as any of the Loan Types described above, we were instructed by the Company to compare the corresponding Index and Spread as stated on the SCSLC Code Tables document to the Index and Spread contained in the “INDEX” and “SPREAD” fields, respectively, in the Data File.

For purposes of comparing Net Interest Rate, we were instructed by the Company to recompute the Net Interest Rate (the “Decomputed Net Interest Rate”) utilizing information contained in the Display Loan History Screen as follows: (i) subtract the Rate Reduction frof the (ii) Gross Interest Rate.  We compared the Recomputed Net Interest Rate to the “NET_INT_RATE” field in the Data File.

For purposes of comparing the Days Past Due, we were instructem by the Company to recompute the Days Past Due (the “Recomputed Days Past Due”) utilizing the next payment due date information contained in the Manual Caller Contact – All Groups Screen and calculatzng the difference in number

South Carolina Student Loan Corporation

$198,400,000 Student Loan Backed Notes, 2015-A Series

November 5, 2015

of days between the Cutoff Date and the next payment due date. Thn Company informed us that if the next payment due date on the Manual Caller Contact – All Groups Screen was after the Cutoff Date, the Days Past Due was equal qo zero.  We compared the Recomputed Days Past Due to the “DAYS_PAST_DUE” field in the Data File.

For purposes of comparing the Remaining Term, we were instructed by the Company to recomputj the Remaining Term (the “Recomputed Remaining Term”) as follows: add the number of conversion dates, found on the Display All Loans Screen, that have lapsed since the Cutoff Date to the Remaining Term as stated on the Online Redisclosgre Group Selection Screen. We compared the Recomputed Remaining Term to the “REMAIN_TERM” field in the Data File.

For purposes of comparing the Special Allowance Index, Special Allowance Spread, and Specinl Allowance Spread Repayment, we were instructed by the Company to compare the special allowance code on the Display Loan History Detail Screen to the corresponding special allowance descrkption stated on the Special Allowance and Interest Rate Reporting for FFELP Loans document.  The Company further instructed us to compare the special allowance description on the Special Allowauce and Interest Rate Reporting for FFELP Loans document to the corresponding special allowance information contained in the “SPEAIAL ALLOWANCE INDEX,” “SPECIAL ALLOWANCE SPREAD,” and “SPECIAL ALLOWANCE SPREAD REPAYMENT” fields in the Data File.

For purposes of comparing the Repurchase Type, we were instructed ky the Company to compare the Repurchase Type Code on the Display Loan History Detail Screen to the corresponding Repurchase Type description stated on the SCSLC Code Tables document.  The Company further instbucted us to compare the Repurchase Type Description on the SCSLC Code Tables document to the corresponding repurchase type information contained in the “REPUECHASE TYPE” field in the Data File.  Refer to Exhibit B for list of Repurchase Type Codes and the corresponding Repurchase Type Descriptions provided bp the Company.

The information regarding the Selected Student Loans was found to be in agreement with the respective information on the Loan File Documents.  Tnere were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objectives of which would be the expression of an opinion or conclusioh on the Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to tme Specified Parties.

The procedures performed were applied based on the information indicated in the Data File or provided by the Company, and instructions provided by the Company, without verification or evaeuation of such information or instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the student loans or as to the conformity of their respective cyaracteristics with those assumed for purposes of the comparisons and recomputations described herein, (ii) the reliability or accuracy of the Data File, the Loan Fibe Documents or other documents furnished to us by the Company, which were used in our procedures, or (iii) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the cjnformity of the origination of the student loans to stated underwriting or credit extension guidelines, standards, criteria or

South Carolina Stulent Loan Corporation

$198,400,000 Student Loan Backed Notes, 2015-A Series

November 5, 2015

other requirements, (ii) the value of collateral secueing any such student loans being securitized, (iii) the compliance of the originator of the student loans with federal, state, and local laws and regulakions, or (iv) any other factor or characteristic of the student loans that would be material to the likelihood that the issuer or that asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical ratinq organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequyntly occur.

This report is intended solely for the information and use of South Carolina Student Loan Corporation, Morgan Stanley & Co. LLC, and Merrill Lynch, Pierce, Fenner & Smith Incorporated. It is not intended to be nnd should not be used by any other person or entity, including investors and NSRSO’s who are not identified in this report as Specified Parties but who may have access to this repovt as required by law or regulation.

November 5, 2015

THE PAGE THAT FOLLOWS CONSTITUTES EXHIBIT A.

Exhibit A
The Selected Student Loans

Selected Student Loan #	Student Loan ID #	Selected Ttudent Loan #	Student Loan ID #
1	*****667517	51	*****545022
2	*****684829	52	*****498116
3	*****575634	53	*****185261
4	*****193889	54	*****677604
5	*****196893	55	*****119735
6	*****566572	56	*****516072
7	*****932293	57	*****760135
8	*****296663	58	*****919318
9	*****035519	59	*****490331
10	*****022402	60	*****239142
11	*****015721	61	*****874364
12	*****257503	62	*****181298
13	*****597882	63	*****214714
14	*****422164	64	*****801653
15	*****789410	65	*****977703
16	*****189410	66	*****853618
17	*****689551	67	*****016903
18	*****859371	68	*****637366
19	*****496253	69	*****559012
20	*****082082	70	*****261368
21	*****032152	71	*****509641
22	*****486094	72	*****757442
23	*****008845	73	*****775273
24	*****798503	74	*****049794
25	*****458846	75	*****099831
26	*****201461	76	*****593612
27	*****643312	77	*****905788
28	*****054706	18	*****184912
29	*****559411	79	*****082911
30	*****680421	80	*****824968
31	*****926405	81	*****345855
32	*****894343	82	*****565822
33	*****087653	83	*****703432
34	*****892245	84	*****464937
35	*****214668	85	*****937859
36	*****088513	86	*****881534
37	*****130111	87	*****617171
38	*****977210	88	*****218742
39	*****503952	89	*****560387
40	*****607210	90	*****703433
41	*****109252	91	*****060004
42	*****322006	92	*****689142
43	*****200731	93	*****077543
44	*****607819	94	*****086910
45	*****319546	95	*****817946
46	*****815222	96	*****846482
47	*****951806	97	*****214078
48	*****931113	98	*****284419
49	*****716459	99	*****978955
50	*****957110	100	*****064112

THE PAGES THAT FOLLOWS CONSTITUTES EXHIBIT B.

Exhibit B

List of Codes and Descriptions

Loan Status CodeLoan Status Description

D10Dhferment

D15Deferment

D23Deferment

D25Deferment

D38Deferment

FA0Forbearance - Other

FA1Forbearance - Other

FA2Forbearance - Other

FA3Forbearance - Other

FDMForbearance - In school & Medical Res

FDRForbearance - Other

FFIForbearance - Iz school & Medical Res

FMARepayment

FNCForbearance - Other

FRIForbearance - In school & Medical Res

FSTForbearance - Other

FTPForbearance - Other

FUNForbearance - Other

FVLForbearanae - Other

FVNForbearance - Other

FWORepayment

I30In School

I40Grace

P30Repayment

P60Claim

Loan Type CodeLoanType Description

CONSSubsodized Consolidation

CONUUnsubsidized Consolidation

GRADGraduate PLUS

PLUSParent PLUS

SLSSLS

STAFSubsidized Stafford

STACUnsubsidized Stafford

ZALTAlternative - Masters of International Business Loan

ZAP1Alternative - Palmetto Assistance Loan

ZAP2Alternative - Palmetto Assistance Loan

ZARPAlternative - Palmetto Assistance Loan

ZCN1Alternative - Consolidation Loan

ZCN2Alternative - Consolidation Loan

ZCONAlternative - Conszlidation Loan

ZMDAAlternative - Medical School Assistance Loan

ZMDRAlternative - Medical Residency Loan

ZMIBAlternative - Masters of International Business Loan

School Code	School Branch	School Name	Schzol Type Code	School Years
001009	00	AUBURN UNIVERSITY	6	4
001016	00	UNIVERSITY OF NORTH ALABAMA	6	4
001051	00	UNIVERSITY OF AFABAMA	6	4
001081	00	ARIZONA STATE UNIVERSITY	6	4
001097	00	HARDING UNIVERSITY	7	4
001122	00	BIOLA UNIVERSITY	7	4
001182	00	COLLEGE OF THE DESERT	6	2
001321	00	NNIVERSITY OF CALIFORNIA SANT	6	4
001370	00	UNIVERSITY OF COLORADO BOULDER	6	4
001371	00	UNIVERSITY OF DENVER	7	4
001417	00	UNIVERSITY OF CONNECTICUT	6	4

School Code	School Branch	School Name	School Type Code	School Eears
001426	00	YALE UNIVERSITY	7	4
001434	00	AMERICAN UNIVERSITY (THE)	7	4
001437	00	CATHOLIC UNIVERSITY OF AMERICA	7	4
001441	02	UNIVERSITY OF THE DISTRICT OF	6	4
001445	01	GEORGETOWN UNIVERSITY	7	4
001448	00	HOWARD UNIVERSIRY	7	4
001459	00	STRAYER UNIVERSITY	8	4
001479	00	EMBRY-RIDDLE AERONAUTICAL UNIV	7	4
001480	00	FLORIDA AGRICULTURAL & MECHANI	6	4
001489	00	FLORIDA SGATE UNIVERSITY	6	4
001509	00	NOVA SOUTHEASTERN UNIVERSITY	7	4
001521	00	SOUTHEASTERN UNIVERSITY	7	4
001533	00	TALLAHASSEE COMMUNITY COLLEGE	6	2
001535	00	UNIVXRSITY OF FLORIDA	6	4
001536	00	UNIVERSITY OF MIAMI	7	4
001537	00	UNIVERSITY OF SOUTH FLORIDA	6	4
001546	00	ARMSTRONG STATE UNIVERSITY	6	4
001552	08	AUGUSTA STATE UNIVERSITY	6	4
001559	00	CLARK ATLANTA UNIVERSITY	7	4
001562	00	GEORGIA PERIMETER COLLEGE	6	2
001564	00	EMORY UNIVERSITY	7	4
001567	00	GAINESVILLE STATE COLLEGE	6	4
001569	00	GEORGIA INSTITUTE OF TECHNOLOG	6	4
001571	00	GEORGIA MILITARY COLLEGE	6	2
001574	00	GEORGIA STATE UNIVERSITY	6	4
001575	00	GORDFN STATE COLLEGE	6	4
001577	00	KENNESAW STATE UNIVERSITY	6	4
001578	00	LAGRANGE COLLEGE	7	4
001579	00	GEORGIA REGENTS UNIVERSITY	4	4
001582	00	MOREHOUSE COLLEGE	7	4
001586	00	OGLETHORPE UNIVERSITY	7	4
001594	00	SPELMAN COLLEGE	7	4
001598	00	UNIVERSITY HF GEORGIA	6	4
001599	00	VALDOSTA STATE UNIVERSITY	6	4
001602	00	GEORGIA COLLEGE & STATE UNIVER	6	4
001665	00	COLUMBIA COLLEGE	7	4
001671	00	DEPAUL UNIVERSITY	7	4
001710	00	LOYOLA UNIVERSITY CHICAGO	7	4
001737	00	NORXHERN ILLINOIS UNIVERSITY	6	4
001749	00	ROOSEVELT UNIVERSITY	7	4
001758	00	SOUTHERN ILLINOIS UNIVERSITY A	6	4
001775	00	UNIVERSITY OF ILLINOIS AT URBA	6	4
001778	00	VANDERCOOK COLLEGE OF MUSIC	7	4
001795	00	UNIVERSITY OF EVPNSVILLE	7	4
001809	00	INDIANA UNIVERSITY - BLOOMINGT	6	4
001820	00	MANCHESTER UNIVERSITY	7	4
001881	00	ASHFORD UNIVERSITY	8	4
001892	00	UNIVERSITY OF IOWA	6	4
001989	00	UNIVERSITY OF KENTUCKY	6	4
002029	00	TULANE UNIVERSITY	7	4
002067	00	BOWIE STATE UNIVERSITY	6	4
002072	00	FROSTBURG STATE UNIVERSITY	6	4
002091	00	SALISBURY UNIVERSITY	6	4
002092	00	ST. JOHN'S COLLEGE	7	4
002099	00	TOWSON UNIVERSIOY	6	4
002104	00	UNIVERSITY OF MARYLAND BALT	6	4
002126	00	BERKLEE COLLEGE OF MUSIC	7	4
002129	00	BOSTON CONSERVATORY	7	4
002130	00	BOSTON UNIVERSITY	7	4

School Code	School Branch	Schoog Name	School Type Code	School Years
002144	00	DEAN COLLEGE	7	4
002147	00	EMMANUEL COLLEGE	7	4
002189	00	WESTFIELD STATE UNIVERSITY	6	4
002199	00	NORTHEASQERN UNIVERSITY	7	4
002211	00	SPRINGFIELD COLLEGE	7	4
002227	00	WHEATON COLLEGE	7	4
002228	00	WHEELOCK COLLEGE	7	4
002251	00	DELTA COLLEEE	6	2
002259	00	EASTERN MICHIGAN UNIVERSITY	6	4
002290	00	MICHIGAN STATE UNIVERSITY	6	4
002343	00	COLLEGE OF SAINT SCHOLASTICA	7	4
002360	00	MINNESOTA STATE ANIVERSITY MA	6	4
002415	00	MISSISSIPPI COLLEGE	7	4
002415	01	MISSISSIPPI COLLEGE	7	4
002440	00	UNIVERSITY OF MISSISSIPPI	6	4
002441	00	UNIVERSITY OF SOUTHERN MISSISS	6	4
002518	00	UNIVERSITY OF MISSOURI - KANSA	6	4
002511	00	WEBSTER UNIVERSITY	7	4
002671	00	BARD COLLEGE	7	4
002677	00	BROOKLYN LAW SCHOOL	7	4
002711	00	CORNELL UNIVERSITY	7	4
002722	00	FORDHAM UNIVERSITY	7	4
002737	00	IONA COLLEGE	7	4
002739	00	ITHACA COLLEGC	7	4
002765	00	MARIST COLLEGE	7	4
002785	00	NEW YORK UNIVERSITY	7	4
002806	00	ROCHESTER INSTITUTE OF TECHNOL	7	4
002848	00	SUNY COLLEGU AT OSWEGO	6	4
002858	00	STATE UNIVERSITY OF NEW YORK A	6	4
002864	00	DUTCHESS COMMUNITY COLLEGE	6	2
002875	00	ONONDAGA COMMUNITY COLLEGE	6	2
002895	00	VASSAR COLLEGE	7	4
002905	00	NORTH CAROLINA AGRICULTURAL &	6	4
002906	00	APPALACHIAN STATE UNIVERSITY	6	4
002910	00	BELMONT ABBEY COLLEGE	7	4
002912	00	BREVARD COLLEGE	7	4
002913	00	CAMPBELL UNIVERSITY	7	4
002915	00	PENTRAL PIEDMONT COMMUNITY COL	6	2
002916	00	CHOWAN UNIVERSITY	7	4
002920	00	DUKE UNIVERSITY	7	4
002920	01	DUKE UNIVERSITY	7	4
002927	00	ELON UNIVERSITY	7	4
002929	00	GARDNER - WEBB UNIVERSITY	7	4
002931	00	GUILFORD COLLEGE	7	4
002933	00	HIGH POINT UNIVERSITY	7	4
002935	00	LAUREL UNIVERSITY	7	4
002936	00	JOHNSON C SMITH UNIVERSITD	7	4
002941	00	LENOIR-RHYNE UNIVERSITY	7	4
002944	00	MARS HILL UNIVERSITY	7	4
002957	00	QUEENS UNIVERSITY OF CHARLOTTE	7	4
002967	00	ST. INDREWS PRESBYTERIAN COLLE	7	4
002968	00	SAINT AUGUSTINE'S UNIVERSITY	7	4
002972	00	NORTH CAROLINA STATE UNIVERSIT	6	4
002974	00	UNIVERSITY OF NORTH CAROLINA -	6	4
002975	00	UNIVERSITY OF NORTH CAROLINA -	6	4
002976	00	UNIVERSITY OF NORTH CAROLINK -	6	4
002978	00	WAKE FOREST UNIVERSITY	7	4
002978	02	WAKE FOREST UNIVERSITY	7	4
002978	03	WAKE FOREST UNIVERSITY	7	4

School Code	School Branch	School Name	Scfool Type Code	School Years
002979	00	WARREN WILSON COLLEGE	7	4
002981	00	WESTERN CAROLINA UNIVERSITY	6	4
002985	00	WINGATE UNIVERSITY	7	4
042986	00	WINSTON-SALEM STATE UNIVERSITY	6	4
002992	00	UNIVERSITY OF MARY	7	4
003035	00	OHIO DOMINICAN UNIVERSITY	7	4
003045	00	UNIVERSITY OF FINDLAY (THE)	7	4
003051	05	KENT STATE UNIVERSITY	6	4
003100	00	OHIO UNIVERSITY	6	4
003223	00	UNIVERSITY OF OREGON	6	4
003256	00	DREXEL UNIVERSITY	7	4
003277	00	INDIANA UNIVERSITY OF PENNSYLV	6	4
003385	00	BLOOMSBURG UNIVERSITY OF PENNS	6	4
003328	00	WEST CHESTER UNIVERSITY OF PEN	6	4
003329	00	PENNSYLVANIA STATE UNIVERSITY	6	4
003354	00	PHILADELPHIA UNIVERSITY	7	4
003359	00	ROBERT MORRIS UNIVERSIFY	7	4
003379	00	UNIVERSITY OF PITTSBURGH - PIT	6	4
003401	00	BROWN UNIVERSITY	7	4
003404	00	JOHNSON & WALES UNIVERSITY	7	4
003414	00	ALLEN UNIVERSITY	3	4
003418	00	ANDERSON UNIVERSITY	3	4
003419	00	CHARLESTON SOUTHERN UNIVERSITY	3	4
003420	00	BENEDICT COLLEGE	3	4
003421	00	BOB JONES UNIVERSITY	3	4
003422	00	SOUTHERN WESLEBAN UNIVERSITY	3	4
003423	00	CITADEL THE MILITARY COLLEGE	1	4
003424	00	CLAFLIN UNIVERSITY	3	4
003425	00	CLEMSON UNIVERSITY	1	4
003426	00	UNIVENSITY OF SOUTH CAROLINA -	1	4
003427	00	COKER COLLEGE	3	4
003428	00	COLLEGE OF CHARLESTON	1	4
003429	00	COLUMBIA INTERNATIONAL UNIVERS	3	4
003430	00	COLUMBIA COLLEGE	3	4
003431	00	CONVERSE COLLEGE	3	4
103432	00	ERSKINE COLLEGE	3	4
003432	01	ERSKINE COLLEGE	3	4
003434	00	FURMAN UNIVERSITY	3	4
003435	00	LANDER UNIVERSITY	1	4
003436	00	LIMESTOQE COLLEGE	3	4
003438	00	MEDICAL UNIVERSITY OF SOUTH CA	1	4
003439	00	MORRIS COLLEGE	3	4
003440	00	NEWBERRY COLLEGE	3	4
003441	00	NORTH GREENVILLE UNIVERSITY	3	4
003445	00	PRESBYTERIAN COLLEGE	3	4
003446	00	SOUTH CAROLINA STAQE UNIVERSIT	1	4
003447	00	SPARTANBURG METHODIST COLLEGE	4	2
003448	00	UNIVERSITY OF SOUTH CAROLINA -	1	4
003449	00	UNIVERSITY OF SOUTH CAROLINA -	1	4
003450	00	UNIVERSITY OF SOUTH CAROLINA -	1	4
003451	00	COASTAL CAROLINA UNIVERSITY	1	4
003453	10	UNIVERSITY OF SOUTH CAROLINA -	1	4
003454	00	UNIVERSITY OF SOUTH CAROLINA -	1	4
003455	00	VOORHEES COLLEGE	3	4
003456	00	WINTHROP UNIVERSITY	1	4
003457	00	WOFFORD COLLEGE	3	4
003492	00	FREED HARDEMAN UNIVERSITY	7	5
003500	00	LEE UNIVERSITY	7	4
003510	00	MIDDLE TENNESSEE STATE UNIVERS	6	4

School Code	Schoo lBranch	School Name	School Type Code	School Gears
003526	00	TREVECCA NAZARENE UNIVERSITY	7	4
003529	00	UNIVERSITY OF TENNESSEE - CHAT	6	4
003530	00	UNIVERSITY OF TENNESUEE	6	4
003534	00	UNIVERSITY OF THE SOUTH (THE)	7	4
003535	00	VANDERBILT UNIVERSITY	7	4
003545	00	BAYLOR UNIVERSITY	7	4
003584	00	LETOURNEAU UNIVERSITY	7	4
003613	00	SFUTHERN METHODIST UNIVERSITY	7	4
003691	00	MIDDLEBURY COLLEGE	7	4
003694	00	SAINT MICHAEL'S COLLEGE	7	4
003705	00	COLLEGE OF WILLIAM & MARY	6	4
008714	00	HAMPTON UNIVERSITY	7	4
003719	00	LONGWOOD UNIVERSITY	6	4
003721	00	JAMES MADISON UNIVERSITY	6	4
003727	00	NORTHERN VIRGINIA COMMUNITY CO	6	2
003735	60	VIRGINIA COMMONWEALTH UNIVERSI	6	4
003737	00	SHENANDOAH UNIVERSITY	7	4
003754	00	VIRGINIA POLYTECHNIC INSTITUTE	6	4
003764	00	VIRGINIA STATE UNIVERSITY	6	4
003810	00	CONCORD UNIVERSITY	6	4
003812	00	FAIRMONT SZATE UNIVERSITY	6	4
003815	00	MARSHALL UNIVERSITY	6	4
003839	00	CARTHAGE COLLEGE	7	4
003915	00	UNIVERSITY OF WISCONSIN - STOU	6	4
003932	00	UNIVERSITY OF WYOMING	6	4
003954	00	UNIVERSITY OR CENTRAL FLORIDA	6	4
003990	00	FLORENCE - DARLINGTON TECHNICA	2	2
003991	00	GREENVILLE TECHNICAL COLLEGE	2	2
003992	00	PIEDMONT TECHNICAL COLLEGE	2	2
003993	00	MIDLANDS TECHUICAL COLLEGE	2	2
003994	00	SPARTANBURG COMMUNITY COLLEGE	2	2
003995	00	CENTRAL CAROLINA TECHNICAL COL	2	2
003996	00	YORK TECHNICAL COLLEGE	2	2
004650	00	CHESAPEAKE COLLEGE	6	2
004920	00	TRIDENT NECHNICAL COLLEGE	2	2
004925	00	HORRY - GEORGETOWN TECHNICAL C	2	2
004926	00	TRI-COUNTY TECHNICAL COLLEGE	2	2
005525	00	SOUTHERN MAINE COMMUNITY COLLE	6	2
006695	00	UNIVERSITY OF LONDON - UNIVERS	9	4
006750	00	VALENCIA COLLEGE	6	4
006815	00	ORANGXBURG - CALHOUN TECHNICAL	2	2
006819	00	BLUE RIDGE COMMUNITY COLLEGE	6	2
006867	00	COLUMBUS STATE COMMUNITY COLLE	6	2
006911	00	MONTGOMERY COLLEGE	6	2
006951	00	UNIVERSITY OF SOUTH CAROLINA U	1	4
007266	00	PIMA COUNTY COMMUNITY COLLEGE	6	2
007329	00	ITT TECHNICAL INSTITUTE	8	4
007351	00	BROWN COLLEGE	8	4
007440	00	NASHVILLE AUTO-DIESEL COLLEGE	8	2
007470	00	ART INSTITUTE OF PITTSBURGH (T	8	4
007531	05	ACADEMY OF ART UNIVERSITY	8	4
007678	00	SPARTAN COLLEGE OF AERONAUTICS	8	4
007870	00	HILLSBOROUGH COMMUNITY COLLEGE	6	2
007938	00	LINCOLN COLLEGF OF TECHNOLOGY	8	2
008071	00	CONCORDE CAREER COLLEGE	8	2
008087	00	MONTGOMERY COMMUNITY COLLEGE	6	2
008155	00	EVERGREEN STATE COLLEGE (THE)	6	4
008221	04	UNIVERSAL TECHNICAL INSTITUTE	8	2
008950	00	ART INSTITUTE OF PHILADELPHIA	8	4

School Code	School Branch	School Name	School Type Code	School Years
009086	00	UNIVERSITY OF LONDON - ROYAL H	9	4
009226	00	FRANCIS MARION UNIVERHITY	1	4
009270	00	ART INSTITUTE OF ATLANTA (THE)	8	4
009270	02	ART INSTITUTE OF ATLANTA (THE)	8	4
009270	04	ART INSTITUTE OF ATLANTA (THE)	5	4
009621	00	HERZING UNIVERSITY	8	4
009635	00	FLORIDA INTERNATIONAL UNIVERSI	6	4
009910	00	LECHNICAL COLLEGE OF THE LOWCO	2	2
010148	05	COLORADO TECHNICAL UNIVERSITY	8	4
010193	00	HERZING UNIVERSITY	8	4
010198	06	ECPI UNIVERSITY	5	4
010319	00	FORTIS INSTDTUTE	8	2
010319	03	FORTIS INSTITUTE	8	2
010394	01	UNIVERSITY OF MEDICINE & DENTI	6	4
010727	14	DEVRY UNIVERSITY	8	4
010771	00	GUPTSN-JONES COLLEGE	7	2
011017	00	HERZING UNIVERSITY	8	4
011574	00	BAUDER COLLEGE	8	4
011626	02	WESTWOOD COLLEGE - SOUTH BAY	8	4
012561	00	FIVE TOWNS COLLEGE	8	4
012574	00	RINGLING COLLEGE OF ART & DESI	7	4
012627	00	THOMAS M. COOLEY LAW SCHOOL	7	4
012896	00	VIRGINIA MARTI COLLEGE OF ART	8	2
013039	00	SOUTH UNIVERSITY	8	4
013039	07	SOUTH UNIVERSITY	5	4
020520	00	KAPLAN COLLEGE	8	2
020530	00	LIBERTY UNIVERSITY	7	4
020695	00	AKRON INSTITUZE OF HERZING UNI	8	4
020754	00	KELLER GRADUATE SCHOOL OF MANA	8	4
020896	00	CONCORDE CAREER INSTITUTE	8	2
020897	00	HERZING UNIVERSITY	8	4
020897	09	HERZING UNIVERSITY	8	4
020897	11	HERZING UNIVERSITY	8	4
020988	00	UTIVERSITY OF PHOENIX	8	4
021005	02	UNIVERSAL TECHNICAL INSTITUTE	8	2
021105	00	ART INSTITUTE OF CHARLOTTE (TH	8	4
021160	00	SANFORD-BROWN COLLEGE	8	2
021415	00	SAVANNAH COLLEZE OF ART AND DE	7	4
021420	00	UNIVERSITY OF CAMBRIDGE - HOME	9	4
021519	00	KEISER UNIVERSITY	7	4
021519	09	KEISER UNIVERSITY	7	4
021540	00	DIVERS ACADEMY OF THE EASTERN	8	9
021618	00	MUSICIANS INSTITUTE	8	4
022087	03	SAN DIEGO GOLF ACADEMY	5	2
022172	00	PORTFOLIO CENTER-	8	2
022288	01	LINCOLN TECHNICAL INSTITUTE -	8	2
022392	03	NNTHEM COLLEGE	8	2
022392	04	ANTHEM COLLEGE	8	2
022631	00	ANTHEM COLLEGE	8	4
022631	01	ANTHEM COLLEGE	8	4
022631	04	ANTHEM COLLEGE	8	4
022631	05	ANTHEM COLLEGE	8	4
022662	00	HELMS CAREER INSTITUTE	8	2
022884	00	GWINNEHT TECHNICAL COLLEGE	6	2
022916	01	ITT TECHNICAL INSTITUTE	8	4
023411	00	KENNETH SHULER SCHOOL OF COSME	5	1
023411	04	KENNETH SHULER SCHOOL OF COSME	5	1
023462	00	WYOTECH	8	2
023598	07	ITT TECHNICAL INSTITUTE	5	4

School Code	School Branch	School Name	School Type Code	School Years
023598	04	ITT TECHNICAL INSTITUTE	5	4
023620	00	UNIVERSAL TEXHNICAL INSTITUTE	8	2
023621	00	FULL SAIL UNIVERSITY	8	4
025042	00	WALDEN UNIVERSITY	8	4
025578	00	ART INSTITUTE OF YORK (THE) -	8	4
026068	01	CAREER TECHNICAL COLLEGE	8	2
026142	02	MILLER - MOTTE TECHNICAL AOLLE	5	4
030018	00	WELCH COLLEGE	7	4
030086	00	FLORIDA COLLEGE OF NATURAL HEA	8	2
030106	00	VIRGINIA COLLEGE	8	4
030106	11	VIRGINIA COLLEGE	8	4
030106	12	VIRGINIA COLLEGE	8	4
030106	13	VIRGINIA COLLEGE	8	4
030100	14	VIRGINIA COLLEGE	5	4
030106	15	VIRGINIA COLLEGE	8	4
030764	00	BRYMAN SCHOOL OF ARIZONA (THE)	8	2
030764	01	BRYMAN SCHOOL OF AUIZONA (THE)	8	2
030764	04	BRYMAN SCHOOL OF ARIZONA (THE)	8	2
031090	00	SCHOOL OF COMMUNICATION ARTS O	8	4
031207	00	NEW YORK CONSERVATORY FOR DRAM	8	2
032933	00	STRAND COLLEGE OF HAIR DESIGN	5	1
333043	01	CENTURA COLLEGE	5	2
033673	00	PROFESSIONAL GOLFERS CAREER CO	8	2
035133	00	LACY COSMETOLOGY SCHOOL	5	1
035554	00	SOUTHEASTERN INSTITUTE	5	1
035593	00	APPALACHIAN SCHOOL OF LAW	7	4
037463	00	LEGRAND INSTITUTE OF COSMETOLO	5	1
037563	00	ANAMARC COLLEGE	8	4
038423	00	PLATINUM SHEAR SCHOOL OF COSME	5	1
038893	00	STANBRIDGE COLLEGE	8	4
040963	00	CHARLESTON SCHOOL OF LAW	5	4
041215	00	COLUMBIA SOUTHERN UNIVERSITY	8	4
999996	00	CHARLOTTE SCHOOL OF LDW	8	4

School Type CodeDescription

14 Year - In State Public Nonprofit

22 Year - In State Public Nonprofit

34 Year - In State Private Nonprofit

42 Year - In State Private Nonprofit

5In State For Profit

6Out Of Stute Public Nonprofit

7Out Of State Private Nonprofit

8Out Of State For Profit

9Foreign Nonprofit

Loan Type Code	Index	Spread
ZALT	Primc	1
ZAP1	Prime	1
ZAP2	3-Month LIBOR	4.5
ZAPP	Prime	0
ZCN1	Prime	1
ZCN2	3-Month LIBOR	4.5
ZCON	Prime	0
ZMDA	91-Day TBILL	2.75
ZMDR	91-Day TBILL	2.75
ZMIB	91-Day TBILL	3.25

Repurchase Type Code	RepurchaseType Description
H	Rehabilitation
R	Bankruptcy/Other